Accumulated other comprehensive income (loss) - Schedule of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 981,948	$ 963,743
Other comprehensive income (loss), net of taxes	(75,237)	37,417	$ 61,430
Balance at end of year	977,493	981,948	963,743
Unrealized net gains (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(21,065)	(20,818)	(19,866)
Other comprehensive income (loss), net of taxes	152	(247)	(952)
Balance at end of year	(20,913)	(21,065)	(20,818)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(60)	(725)	(796)
Other comprehensive income (loss), net of taxes	151	665	71
Balance at end of year	91	(60)	(725)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	72,779	11,808	(43,630)
Other comprehensive income (loss), net of taxes	(94,761)	60,971	55,438
Balance at end of year	(21,982)	72,779	11,808
Employee benefit plans adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(101,334)	(77,362)	(84,235)
Other comprehensive income (loss), net of taxes	19,221	(23,972)	6,873
Balance at end of year	(82,113)	(101,334)	(77,362)
Employee benefit plans adjustments | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(72,255)	(66,312)	(64,892)
Other comprehensive income (loss), net of taxes	15,855	(5,943)	(1,420)
Balance at end of year	(56,400)	(72,255)	(66,312)
Employee benefit plans adjustments | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(29,079)	(11,050)	(19,343)
Other comprehensive income (loss), net of taxes	3,366	(18,029)	8,293
Balance at end of year	(25,713)	(29,079)	(11,050)
Total AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(49,680)	(87,097)	(148,527)
Other comprehensive income (loss), net of taxes	(75,237)	37,417	61,430
Balance at end of year	$ (124,917)	$ (49,680)	$ (87,097)